United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7115
(Investment Company Act File Number)

Federated Hermes Total Return Series, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-11-30

Date of Reporting Period: Six months ended 2024-05-31

Item 1.	Reports to Stockholders

Federated Hermes Total Return Bond Fund

Class R6 Shares FTRLX

Semi-Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$19	0.37%

Key Fund Statistics

Net Assets	$14,002,392,685
Number of Investments	1,013
Portfolio Turnover	30%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.6%
Bank Loan Core Fund	0.7%
Cash Equivalents	1.6%
High Yield Bond Core Fund	2.7%
Collateralized Mortgage Obligations	4.2%
Emerging Markets Core Fund	4.6%
Project and Trade Finance Core Fund	5.1%
Mortgage-Backed Securities	25.6%
U.S. Treasuries	25.8%
Corporate Bonds	26.0%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q739

28555-F (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Class A Shares TLRAX

Semi-Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$47	0.93%

Key Fund Statistics

Net Assets	$14,002,392,685
Number of Investments	1,013
Portfolio Turnover	30%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.6%
Bank Loan Core Fund	0.7%
Cash Equivalents	1.6%
High Yield Bond Core Fund	2.7%
Collateralized Mortgage Obligations	4.2%
Emerging Markets Core Fund	4.6%
Project and Trade Finance Core Fund	5.1%
Mortgage-Backed Securities	25.6%
U.S. Treasuries	25.8%
Corporate Bonds	26.0%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q820

28555-A (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Class C Shares TLRCX

Semi-Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$72	1.43%

Key Fund Statistics

Net Assets	$14,002,392,685
Number of Investments	1,013
Portfolio Turnover	30%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.6%
Bank Loan Core Fund	0.7%
Cash Equivalents	1.6%
High Yield Bond Core Fund	2.7%
Collateralized Mortgage Obligations	4.2%
Emerging Markets Core Fund	4.6%
Project and Trade Finance Core Fund	5.1%
Mortgage-Backed Securities	25.6%
U.S. Treasuries	25.8%
Corporate Bonds	26.0%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q796

28555-B (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Institutional Shares FTRBX

Semi-Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$19	0.38%

Key Fund Statistics

Net Assets	$14,002,392,685
Number of Investments	1,013
Portfolio Turnover	30%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.6%
Bank Loan Core Fund	0.7%
Cash Equivalents	1.6%
High Yield Bond Core Fund	2.7%
Collateralized Mortgage Obligations	4.2%
Emerging Markets Core Fund	4.6%
Project and Trade Finance Core Fund	5.1%
Mortgage-Backed Securities	25.6%
U.S. Treasuries	25.8%
Corporate Bonds	26.0%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q101

28555-D (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Class R Shares FTRKX

Semi-Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$57	1.12%

Key Fund Statistics

Net Assets	$14,002,392,685
Number of Investments	1,013
Portfolio Turnover	30%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.6%
Bank Loan Core Fund	0.7%
Cash Equivalents	1.6%
High Yield Bond Core Fund	2.7%
Collateralized Mortgage Obligations	4.2%
Emerging Markets Core Fund	4.6%
Project and Trade Finance Core Fund	5.1%
Mortgage-Backed Securities	25.6%
U.S. Treasuries	25.8%
Corporate Bonds	26.0%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q770

28555-C (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Service Shares FTRFX

Semi-Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$34	0.68%

Key Fund Statistics

Net Assets	$14,002,392,685
Number of Investments	1,013
Portfolio Turnover	30%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.6%
Bank Loan Core Fund	0.7%
Cash Equivalents	1.6%
High Yield Bond Core Fund	2.7%
Collateralized Mortgage Obligations	4.2%
Emerging Markets Core Fund	4.6%
Project and Trade Finance Core Fund	5.1%
Mortgage-Backed Securities	25.6%
U.S. Treasuries	25.8%
Corporate Bonds	26.0%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q507

28555-E (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
May 31, 2024

Share Class | Ticker	A | TLRAX	C | TLRCX	R | FTRKX	Institutional | FTRBX
	Service | FTRFX	R6 | FTRLX

Federated Hermes Total Return Bond Fund

A Portfolio of Federated Hermes Total Return Series, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2024 (unaudited)
Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—26.0%
	Basic Industry - Building Materials—0.0%
$ 2,845,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	$ 2,852,475
2,655,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	2,688,077
	TOTAL	5,540,552
	Basic Industry - Chemicals—0.1%
300,000	Braskem Idesa S.A.P.I., Sec. Fac. Bond, REGS, 7.450%, 11/15/2029	237,548
197,000	DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	198,447
800,000	Groupe Office Cherifien des Phosphates S.A., Sr. Unsecd. Note, 144A, 7.500%, 5/2/2054	799,784
8,755,000	RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	8,084,574
1,300,000	Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	1,077,159
1,600,000	Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	1,601,728
	TOTAL	11,999,240
	Basic Industry - Metals & Mining—0.4%
8,960,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	7,605,253
5,500,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	5,415,641
2,600,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 6.000%, 4/5/2054	2,601,836
4,420,000	Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	4,417,467
500,000	Freeport Indonesia PT, Sr. Unsecd. Note, REGS, 6.200%, 4/14/2052	481,781
10,330,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	10,084,038
1,830,000	Glencore Funding LLC, 144A, 5.893%, 4/4/2054	1,778,718
6,692,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	6,230,810
3,344,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	2,208,279
4,900,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	5,010,927
1,000,000	Indo Asahan/Mineral Ind, Sr. Unsecd. Note, REGS, 5.450%, 5/15/2030	977,680
308,973	Samarco Mineracao S.A., Sr. Unsecd. Note, 144A, 9.500%, 6/30/2031	289,106
4,034,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	4,405,205
376,000	Vedanta Resources II PLC, Sr. Unsecd. Note, REGS, 13.875%, 1/21/2027	367,021
200,000	Vedanta Resources PLC, Sr. Unsecd. Note, REGS, 9.250%, 4/23/2026	174,737
200,000	Volcan Compania Minera S.A.A., Sr. Unsecd. Note, REGS, 4.375%, 2/11/2026	141,376
	TOTAL	52,189,875
	Basic Industry - Paper—0.1%
10,775,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 144A, 5.777%, 4/3/2054	10,607,912
400,000	Suzano Austria GmbH, Sr. Unsecd. Note, 6.000%, 1/15/2029	396,026
	TOTAL	11,003,938
	Capital Goods - Aerospace & Defense—1.0%
7,700,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	7,344,338
10,345,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	6,732,582
4,065,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	3,731,901
9,035,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	7,681,409
7,500,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	6,525,626
2,340,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,470,745
5,900,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	5,838,347
7,435,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.528%, 5/1/2034	7,542,127
7,455,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.858%, 5/1/2054	7,565,826
400,000	Embraer Netherlands B.V., Sr. Unsecd. Note, REGS, 7.000%, 7/28/2030	415,880
5,940,000	General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	5,493,492
3,997,000	General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	3,926,949
200,000	Grupo Aeromexico SAB de CV, Sr. Secd. Note, REGS, 8.500%, 3/17/2027	199,929
11,397,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	11,301,433
7,127,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	6,679,541
2,900,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	2,852,204
3,000,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	2,945,120
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Capital Goods - Aerospace & Defense—continued
$ 9,870,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	$ 9,299,574
6,900,000	Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	6,727,752
9,221,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	8,935,672
9,119,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	8,775,641
12,333,000	RTX Corp, Sr. Unsecd. Note, 5.150%, 2/27/2033	12,137,714
5,163,000	Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	4,308,694
1,625,000	Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,604,380
	TOTAL	140,036,876
	Capital Goods - Building Materials—0.3%
4,765,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	4,722,543
6,532,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	6,175,925
9,280,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	9,267,503
12,640,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	13,138,338
2,305,000	Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	2,474,223
1,250,000	Cemex S.A.B. de C.V., Sr. Sub., REGS, 9.125%, 6/14/2072	1,344,291
	TOTAL	37,122,823
	Capital Goods - Construction Machinery—0.3%
12,945,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	12,623,741
3,200,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.800%, 4/15/2034	3,179,881
69,000	Caterpillar, Inc., Deb., 5.300%, 9/15/2035	71,928
295,000	Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	209,692
5,915,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	5,764,310
3,560,000	Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	3,482,256
6,015,000	John Deere Capital Corp., Sr. Unsecd. Note, 4.500%, 1/16/2029	5,897,907
6,000,000	John Deere Capital Corp., Sr. Unsecd. Note, Series FXD, 5.050%, 3/3/2026	5,999,219
7,570,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 7/18/2029	6,839,687
2,924,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	2,746,135
	TOTAL	46,814,756
	Capital Goods - Diversified Manufacturing—0.4%
4,055,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	3,898,623
4,180,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	2,785,271
7,440,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	7,101,276
13,027,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	12,651,251
1,645,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	1,452,700
6,680,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	5,843,768
8,685,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	7,144,892
4,195,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	4,210,503
7,020,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	5,845,102
	TOTAL	50,933,386
	Capital Goods - Packaging—0.0%
6,205,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	5,931,164
	Communications - Cable & Satellite—0.5%
175,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	170,879
8,000,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	5,903,297
3,820,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.150%, 11/10/2026	3,850,443
4,125,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	4,134,898
3,000,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.650%, 2/1/2034	3,039,707
10,195,000	Charter Communications Operating, LLC / Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	6,404,065
3,060,000	Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	1,877,400
4,070,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	3,896,215
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 5,150,000	Comcast Corp., Sr. Unsecd. Note, 3.375%, 2/15/2025	$ 5,072,552
485,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	342,496
2,325,000	Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	1,885,520
400,000	Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	338,068
3,005,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	2,951,840
10,000,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	9,657,728
6,525,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 1/15/2033	6,063,169
580,000	Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	532,712
3,000,000	Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	2,671,016
8,765,000	Comcast Corp., Sr. Unsecd. Note, 5.650%, 6/1/2054	8,700,608
3,000,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	3,116,880
5,262,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	4,403,782
1,250,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	919,644
	TOTAL	75,932,919
	Communications - Media & Entertainment—0.6%
5,000,000	British Sky Broadcasting Group PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	4,971,996
14,000,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 5.375%, 6/15/2033	13,854,433
7,800,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	7,480,431
7,250,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	6,701,352
5,725,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.450%, 8/15/2052	4,892,914
12,000,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	11,897,924
10,000,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	8,401,423
8,445,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	6,280,455
3,155,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	2,337,332
8,328,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	7,292,047
7,223,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	5,972,657
6,002,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	6,002,162
	TOTAL	86,085,126
	Communications - Telecom Wireless—0.8%
8,180,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	7,188,650
17,000,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 9.500%, 1/27/2031	939,351
6,000,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	4,988,143
5,090,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	4,284,521
4,705,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	3,022,852
8,000,000	American Tower Corp., Sr. Unsecd. Note, 5.550%, 7/15/2033	7,952,799
6,925,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	4,578,163
8,700,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	8,545,699
7,317,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	7,027,493
4,000,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.800%, 3/1/2034	4,028,049
175,772	Digicel Intermediate Holdings Ltd., 12.000%, 5/25/2027	171,730
1,917,000	T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	1,794,110
4,608,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	3,308,727
6,600,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	6,136,323
5,610,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 4/15/2026	5,322,708
12,400,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	12,077,986
9,045,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.150%, 4/15/2034	8,862,793
4,095,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	4,031,944
4,347,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	4,287,068
4,000,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	3,135,088
6,825,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	6,588,942
	TOTAL	108,273,139
	Communications - Telecom Wirelines—0.6%
10,655,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	9,977,862
5,005,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	3,949,833
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$ 8,590,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	$ 6,559,947
4,035,000		AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	2,811,353
1,940,000		AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	1,356,440
17,470,000		AT&T, Inc., Sr. Unsecd. Note, 5.400%, 2/15/2034	17,342,668
2,100,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	2,022,876
4,550,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	4,809,085
4,160,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	3,657,103
200,000		Liberty Costa Rica SR SF, Sec. Fac. Bond, REGS, 10.875%, 1/15/2031	210,860
14,948,000		Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	12,641,745
9,500,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.450%, 3/20/2026	8,878,387
6,450,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	5,779,987
7,995,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	6,120,432
870,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	679,714
4,090,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	3,316,943
1,522,000		Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 2.987%, 10/30/2056	928,988
		TOTAL	91,044,223
		Consumer Cyclical - Automotive—0.9%
9,130,000		American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.800%, 10/3/2025	9,186,011
12,595,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	11,592,596
2,285,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	2,021,128
12,550,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.125%, 3/8/2034	12,398,790
3,855,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	3,982,495
10,450,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	10,623,077
2,870,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	3,028,534
5,240,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	5,166,086
260,000		General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	238,760
7,175,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	7,211,948
2,692,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	2,829,602
2,345,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	2,344,670
5,240,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.400%, 1/9/2033	5,426,371
10,335,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	10,254,774
7,643,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	7,686,559
1,000,000		Hyundai Capital Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/5/2029	984,820
7,300,000		Mercedes-Benz Finance N.A., LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	7,322,330
7,600,000		Mercedes-Benz Finance N.A., LLC, Unsecd. Note, 144A, 4.800%, 3/30/2026	7,540,804
11,097,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	10,946,497
		TOTAL	120,785,852
		Consumer Cyclical - Gaming—0.0%
250,000		GLP Capital LP / GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	247,822
		Consumer Cyclical - Retailers—0.3%
2,895,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	2,501,063
1,597,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,599,798
8,235,000	[1]	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	7,407,681
8,540,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	6,370,681
1,865,000		AutoNation, Inc., Sr. Unsecd. Note, 1.950%, 8/1/2028	1,610,361
1,372,000		AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	1,208,837
475,000		AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	467,026
6,590,000		AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	6,280,663
10,306,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	9,301,427
3,705,000		Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	3,270,201
3,800,000		Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	3,462,779
2,370,000		Home Depot, Inc., Sr. Unsecd. Note, 4.000%, 9/15/2025	2,334,159
		TOTAL	45,814,676
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—0.2%
$ 9,550,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.875%, 5/12/2041	$ 7,060,639
5,030,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	4,768,891
5,000,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	4,391,060
10,000,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	9,765,342
2,100,000	Boston University, Sr. Unsecd. Note, Series MTNA, 7.625%, 7/15/2097	2,231,726
3,210,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	2,765,922
2,340,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	2,254,306
	TOTAL	33,237,886
	Consumer Non-Cyclical - Food/Beverage—1.0%
870,000	Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	821,879
1,390,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	1,263,410
8,460,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	7,212,897
1,825,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	1,606,283
8,200,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	8,146,820
3,257,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,071,215
500,000	BRF S.A., Sr. Secd. Note, REGS, 4.875%, 1/24/2030	454,449
9,843,000	Coca-Cola Co., Sr. Unsecd. Note, 2.125%, 9/6/2029	8,634,128
7,816,000	Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	7,126,631
3,805,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	2,919,315
5,814,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	5,121,649
1,390,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	1,027,854
5,140,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	5,031,270
8,200,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.750%, 5/9/2032	7,854,976
2,125,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	2,088,696
2,625,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	2,166,980
4,660,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	4,458,118
1,468,000	General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	939,482
3,250,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	3,241,255
2,712,000	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	2,290,505
7,540,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	6,688,191
2,437,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	2,019,491
750,000	JBS USA LUX S.A. / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, REGS, 6.750%, 3/15/2034	788,456
5,152,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	4,626,049
850,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	841,578
4,883,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	4,005,558
500,000	MARB BondCo PLC, Sr. Unsecd. Note, REGS, 3.950%, 1/29/2031	407,294
4,825,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	4,199,378
500,000	Minerva Luxembourg S.A., Sr. Unsecd. Note, REGS, 8.875%, 9/13/2033	521,796
8,400,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	7,573,434
6,850,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 4/30/2025	6,697,796
150,000	Ralston Purina Co., Deb., 7.875%, 6/15/2025	153,380
3,980,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	3,149,108
3,610,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	3,054,671
7,768,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	6,446,327
12,005,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	11,938,970
	TOTAL	138,589,289
	Consumer Non-Cyclical - Health Care—0.9%
5,240,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	4,520,512
3,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	2,830,665
4,005,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	3,609,180
2,945,000	Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	2,392,033
1,690,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,673,723
2,504,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	1,888,819
128,477	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	126,910
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$ 1,200,000		CVS Health Corp., Sr. Unsecd. Note, 2.700%, 8/21/2040	$ 796,521
8,500,000		CVS Health Corp., Sr. Unsecd. Note, 3.375%, 8/12/2024	8,461,439
1,074,000		CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	1,060,496
3,815,000		CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	3,395,025
1,445,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,246,432
2,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,438,044
6,775,000		CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	6,588,451
8,605,000		CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	8,443,145
8,095,000		Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	4,906,987
2,770,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	2,452,930
1,000,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	720,656
15,430,000		GE Healthcare Holding LLC, Sr. Unsecd. Note, 5.857%, 3/15/2030	15,822,314
2,110,000		GE Healthcare Holding LLC, Sr. Unsecd. Note, 6.377%, 11/22/2052	2,289,963
10,000,000		Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	9,520,386
8,482,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	5,664,860
7,700,000		HCA, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2032	6,731,654
2,035,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	2,019,687
7,720,000		HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	7,586,299
5,433,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	5,355,402
6,755,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	6,646,273
		TOTAL	119,188,806
		Consumer Non-Cyclical - Pharmaceuticals—1.3%
4,465,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	4,343,374
7,525,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	7,091,911
7,475,000		AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	7,101,289
11,350,000		AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	9,435,094
7,475,000		AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	7,046,022
7,525,000		AbbVie, Inc., Sr. Unsecd. Note, 4.700%, 5/14/2045	6,791,689
375,000		Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	316,626
19,050,000		Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	18,912,857
10,770,000		Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	10,636,825
1,850,000		AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	1,501,121
3,525,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	1,979,593
6,100,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	5,780,339
7,430,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	7,021,533
7,527,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.400%, 7/15/2044	5,807,678
2,350,000		Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	1,979,203
9,925,000		Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	6,415,002
6,745,000		Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	6,645,647
5,740,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	5,383,444
9,760,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 3.700%, 3/15/2052	7,138,867
7,500,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	7,220,511
260,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	224,983
2,900,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	2,420,055
3,385,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2033	3,389,491
500,000		Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	433,880
1,000,000		Johnson & Johnson, Sr. Unsecd. Note, 5.950%, 8/15/2037	1,086,090
7,605,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	7,444,670
7,125,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	6,892,179
5,722,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	5,474,340
14,139,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	8,655,470
8,560,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	7,201,283
9,568,000		Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	6,260,300
		TOTAL	178,031,366
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Products—0.1%
$ 6,465,000	Kenvue, Inc., Sr. Unsecd. Note, 4.900%, 3/22/2033	$ 6,359,890
6,680,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	6,701,187
	TOTAL	13,061,077
	Consumer Non-Cyclical - Tobacco—0.4%
6,248,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	4,216,270
3,490,000	BAT Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	3,462,085
6,200,000	BAT Capital Corp., Sr. Unsecd. Note, 4.742%, 3/16/2032	5,880,800
3,590,000	BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	3,629,691
4,635,000	BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	4,330,166
10,000,000	BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	10,219,337
3,400,000	Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	3,131,286
3,770,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	3,176,474
2,210,000	Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	1,731,169
4,700,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2026	4,670,688
5,740,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	5,861,143
4,350,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	4,053,135
	TOTAL	54,362,244
	Energy - Independent—0.4%
6,612,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.900%, 2/1/2025	6,532,630
4,175,000	ConocoPhillips Co., Sr. Unsecd. Note, 3.758%, 3/15/2042	3,325,795
205,000	ConocoPhillips, Co. Guarantee, 6.500%, 2/1/2039	226,104
6,245,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	6,024,946
6,552,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	6,847,054
7,546,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	7,532,109
8,685,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	8,494,611
6,820,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.600%, 3/15/2046	7,138,876
8,025,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	8,924,960
400,000	Sierracol Energy Andina, LLC, Sr. Unsecd. Note, REGS, 6.000%, 6/15/2028	359,010
	TOTAL	55,406,095
	Energy - Integrated—0.3%
4,815,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	3,138,141
4,485,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	4,317,608
100,000	BP PLC, Deb., 8.750%, 3/1/2032	119,057
12,328,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	11,980,743
7,209,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	4,898,555
4,030,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	4,341,979
125,000	Pan American Energy LLC, Sr. Unsecd. Note, 144A, 8.500%, 4/30/2032	130,262
500,000	Petrobras Global Finance B.V., Sr. Unsecd. Note, 5.093%, 1/15/2030	471,498
3,329,000	Petro-Canada, Sr. Unsecd. Note, 6.800%, 5/15/2038	3,560,268
1,000,000	Petroleos Mexicanos, Sr. Secd. Note, 10.000%, 2/7/2033	1,009,888
600,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.250%, 1/15/2025	589,344
1,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.500%, 1/23/2026	945,746
1,750,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	1,167,215
1,000,000	Puma International Financing S.A., Sr. Unsecd. Note, 144A, 7.750%, 4/25/2029	1,016,780
3,720,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,572,739
3,275,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	2,635,148
610,000	XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	683,665
	TOTAL	44,578,636
	Energy - Midstream—1.2%
7,952,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	7,748,258
1,750,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	1,727,051
1,050,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,032,271
7,250,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	7,118,079
1,210,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,075,753
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 3,585,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	$ 2,549,121
2,827,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	2,693,336
5,030,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	5,009,943
3,935,000	Enbridge, Inc., Sr. Unsecd. Note, 6.700%, 11/15/2053	4,313,743
760,000	Energy Transfer LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	749,573
4,800,000	Energy Transfer LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	4,229,878
885,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	886,479
3,170,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	3,119,001
8,480,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	8,484,026
2,915,000	Energy Transfer LP, Sr. Unsecd. Note, 6.100%, 12/1/2028	2,994,092
475,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	468,715
4,875,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	4,875,905
520,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	563,680
1,820,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	1,164,500
320,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	278,519
4,625,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	3,802,943
7,450,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	7,093,569
6,625,000	MPLX LP, Sr. Unsecd. Note, 5.500%, 6/1/2034	6,482,351
1,920,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	1,856,231
3,945,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	3,293,252
2,870,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	2,727,734
6,320,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	6,295,690
1,831,000	ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	1,754,574
7,390,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	6,325,298
2,525,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	2,603,115
10,750,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	11,503,857
2,000,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 4.700%, 6/15/2044	1,658,834
8,120,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	7,174,437
7,228,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	5,937,177
10,461,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	9,392,668
9,000,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	9,081,948
4,545,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	4,347,234
135,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	138,543
6,425,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	6,239,262
225,000	Williams Partners LP, Sr. Unsecd. Note, 4.850%, 3/1/2048	194,379
7,000,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	6,130,658
	TOTAL	165,115,677
	Energy - Oil Field Services—0.3%
1,000,000	Ecopetrol S.A., Sr. Unsecd. Note, 5.375%, 6/26/2026	980,442
2,300,000	Ecopetrol S.A., Sr. Unsecd. Note, 5.875%, 11/2/2051	1,594,254
500,000	Ecopetrol S.A., Sr. Unsecd. Note, 8.875%, 1/13/2033	515,313
9,160,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.500%, 5/15/2034	9,102,768
6,685,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.950%, 5/15/2054	6,614,781
300,000	Gran Tierra Energy, Inc., 1st Priority Sr. Secd. Note, 144A, 9.500%, 10/15/2029	286,860
642,592	Guara Norte S.a.r.l., Sr. Note, 144A, 5.198%, 6/15/2034	585,602
7,720,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	7,073,741
1,615,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	1,580,201
8,625,000	Schlumberger Investment S.A., Sr. Unsecd. Note, 2.650%, 6/26/2030	7,555,742
500,000	YPF Sociedad Anonima, Sec. Fac. Bond, 9.500%, 1/17/2031	505,768
100,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	71,328
	TOTAL	36,466,800
	Energy - Refining—0.2%
200,000	Braskem Netherlands Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 1/12/2031	202,755
400,000	Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 7.250%, 2/13/2033	374,280
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Refining—continued
$ 500,000		Empresa Nacional del Petroleo, Sr. Unsecd. Note, REGS, 3.450%, 9/16/2031	$ 425,516
535,000		HF Sinclair Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	536,725
1,400,000		Kosmos Energy Ltd., Sr. Unsecd. Note, REGS, 7.500%, 3/1/2028	1,333,967
325,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	262,673
7,507,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	6,450,354
380,301		MC Brazil Downstream Trading S.a.r.l., Sec. Fac. Bond, REGS, 7.250%, 6/30/2031	342,479
500,000		Medco Maple Tree Pte Ltd., Sr. Unsecd. Note, REGS, 8.960%, 4/27/2029	518,385
1,030,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	962,322
5,172,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	4,649,078
3,395,000		Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	3,289,509
3,270,000		Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	3,693,928
		TOTAL	23,041,971
		Financial Institution - Banking—5.4%
355,000		American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	351,239
6,115,000		American Express Co., Sr. Unsecd. Note, 4.990%, 5/1/2026	6,075,899
12,250,000		American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	12,539,606
5,980,000		American Express Co., Sub., 5.625%, 7/28/2034	5,966,375
5,720,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	5,646,521
400,000		Avianca Midco 2 PLC, REGS, 9.000%, 12/1/2028	382,739
200,000		Banco Do Brasil S.A., Jr. Sub. Note, REGS, 8.748%, 10/15/2170	201,868
400,000		Banco Mercantil De Norte, Jr. Sub. Note, 144A, 6.625%, 1/24/2172	359,573
9,900,000		Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	8,169,693
2,185,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,874,704
17,440,000		Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	14,663,325
7,960,000		Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	7,454,276
4,500,000		Bank of America Corp., Sr. Unsecd. Note, 5.080%, 1/20/2027	4,469,397
7,895,000		Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	7,775,157
11,685,000		Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	11,612,519
4,500,000	[2]	Bank of America Corp., Sr. Unsecd. Note, 5.819% (SOFR +1.570%), 9/15/2029	4,577,601
4,932,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	4,681,590
7,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	5,717,465
10,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.087%, 6/14/2029	8,823,687
10,235,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	9,046,647
4,250,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	4,186,168
560,000		Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	557,918
660,000		Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	648,762
4,665,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	4,635,513
5,140,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	4,967,021
3,940,000	[1]	Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	3,610,998
8,025,000		Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	7,920,790
15,085,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	12,874,028
3,165,000		Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,805,844
7,060,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	5,963,195
5,325,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	5,222,364
6,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,781,085
345,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	335,879
14,565,000		Citigroup, Inc., Sub., 5.827%, 2/13/2035	14,422,145
8,500,000		Citigroup, Inc., Sub., 6.174%, 5/25/2034	8,636,217
1,500,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	1,265,806
13,030,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	12,952,573
8,100,000		Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	6,170,650
6,533,000		Comerica, Inc., 3.800%, 7/22/2026	6,245,410
7,310,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	7,208,998
5,480,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	5,395,365
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 15,690,000		Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	$ 15,556,382
4,280,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	3,950,792
5,010,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	4,960,171
3,000,000	[2]	Goldman Sachs Bank USA, Sr. Unsecd. Note, Series BKNT, 5.283% (SOFR +0.777%), 3/18/2027	2,988,989
7,565,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	6,108,172
9,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	8,015,081
13,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	12,633,425
7,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	7,143,146
4,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	3,778,676
10,180,000	[2]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851% (SOFR +1.552%), 4/25/2035	10,400,658
12,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.484%, 10/24/2029	13,272,720
5,150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	4,205,976
500,000		HSBC Holdings PLC, Jr. Sub. Note, 6.375%, 9/30/2071	496,655
7,445,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	6,912,052
4,450,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	4,341,610
4,450,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	4,444,493
5,050,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	4,969,715
5,770,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	5,584,711
8,435,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	8,292,508
5,315,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	5,419,622
720,000		JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 4/1/2072	722,969
610,000		JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 2/1/2172	608,685
15,175,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.764%, 11/19/2031	12,246,218
3,990,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	3,230,778
15,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	12,889,954
10,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	8,899,458
3,750,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	3,626,949
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	4,649,817
235,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	201,257
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.960%, 1/29/2027	3,901,794
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.040%, 1/23/2028	3,966,837
9,980,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	9,871,624
14,960,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	14,845,765
3,370,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.254%, 10/23/2034	3,557,373
10,685,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	10,762,246
635,000		Lloyds Banking Group PLC, Sub., 4.650%, 3/24/2026	622,899
9,945,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	9,155,249
5,665,000		M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	5,621,517
7,170,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	7,540,697
3,805,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	3,531,008
12,770,000		Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	12,240,363
3,200,000		Morgan Stanley, Sr. Unsecd. Note, 5.050%, 1/28/2027	3,178,802
5,600,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	5,474,984
2,700,000		Morgan Stanley, Sr. Unsecd. Note, 5.424%, 7/21/2034	2,673,036
8,205,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	8,149,227
3,320,000	[2]	Morgan Stanley, Sr. Unsecd. Note, 5.831% (SOFR +1.580%), 4/19/2035	3,387,582
11,630,000		Morgan Stanley, Sr. Unsecd. Note, 6.407%, 11/1/2029	12,107,759
5,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	4,056,111
1,665,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,449,409
1,685,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	1,658,089
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	7,226,375
5,720,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	4,556,138
4,687,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	4,523,272
7,054,000		Northern Trust Corp., Sub. Note, 6.125%, 11/2/2032	7,322,102
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 6,700,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	$ 6,256,965
3,745,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.550%, 1/22/2030	3,256,392
2,225,000	[2]	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.492% (SOFR +1.198%), 5/14/2030	2,228,049
7,802,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	7,855,608
5,470,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	5,472,218
34,762	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	14,600
5,891,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	5,698,681
3,377,000		State Street Corp., Sr. Unsecd. Note, 3.550%, 8/18/2025	3,313,228
370,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	324,622
7,300,000		State Street Corp., Sub., 2.200%, 3/3/2031	6,059,922
11,650,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	11,245,929
350,000		Truist Bank, Sub. Deb., Series BKNT, 2.636%, 9/17/2029	340,085
3,310,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,171,421
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	2,463,482
700,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	649,460
2,280,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	2,172,306
11,120,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	11,054,048
8,045,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	8,075,244
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	2,519,084
500,000		Truist Financial Corp., Sub. Note, 6.000%, 2/15/2026	502,060
6,930,000		US Bancorp, 4.967%, 7/22/2033	6,484,199
2,000,000		US Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	2,022,725
7,990,000		US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	8,057,881
7,835,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	6,269,733
140,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	136,576
8,875,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	8,737,723
10,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	9,917,036
12,665,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	12,739,976
3,500,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	3,524,648
8,430,000		Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	8,969,501
10,825,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	9,932,168
8,240,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	7,261,912
15,150,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	14,404,971
7,550,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	7,227,380
435,000		Westpac Banking Corp., Sub., Series GMTN, 4.322%, 11/23/2031	419,580
		TOTAL	762,907,920
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,845,000		BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	2,349,514
4,342,000		BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	4,242,822
2,645,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	2,932,041
2,712,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	2,637,957
5,663,000		Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	5,694,079
2,965,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	2,838,294
4,927,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	4,516,650
3,580,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	3,572,656
5,085,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	5,048,377
		TOTAL	33,832,390
		Financial Institution - Finance Companies—0.4%
4,250,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	3,955,666
2,670,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	2,413,603
14,150,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	11,790,938
6,000,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	5,659,523
7,230,000		Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	7,134,525
2,282,000		Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	2,272,536
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$ 4,320,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	$ 4,368,314
6,250,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	6,415,223
200,000		CT Trust, Sec. Fac. Bond, REGS, 5.125%, 2/3/2032	173,656
1,000,000		Export-Import Bank of India, Sr. Unsecd. Note, REGS, 2.250%, 1/13/2031	820,864
13,375,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	13,433,715
800,000		Sisecame UK PLC, Sr. Unsecd. Note, 144A, 8.625%, 5/2/2032	815,508
		TOTAL	59,254,071
		Financial Institution - Insurance - Health—0.4%
3,335,000		Centene Corp., 2.500%, 3/1/2031	2,720,333
14,147,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	13,573,808
6,575,000		Elevance Health, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2034	6,558,297
11,570,000		The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	11,570,246
9,698,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.500%, 4/15/2033	9,204,975
9,698,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.050%, 4/15/2053	8,950,647
		TOTAL	52,578,306
		Financial Institution - Insurance - Life—0.8%
4,795,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	4,702,856
7,365,000		Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	7,415,922
8,380,000		CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	8,523,796
1,670,000		Lincoln National Corp., Sr. Unsecd. Note, 3.400%, 1/15/2031	1,465,939
3,100,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	2,794,431
4,968,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	6,039,144
6,085,000		Met Life Global Funding I, Sr. Unsecd. Note, 144A, 5.150%, 3/28/2033	5,999,298
6,950,000		Met Tower Global Funding, 144A, 5.250%, 4/12/2029	6,949,713
330,000	[2]	MetLife, Inc., Jr. Sub. Note, 6.400% (3-month USLIBOR +2.205%), 12/15/2036	333,057
2,200,000	[2]	MetLife, Inc., Jr. Sub. Note, 10.750% (3-month USLIBOR +7.548%), 8/1/2039	2,931,315
6,995,000		MetLife, Inc., Sr. Secd. Note, 5.375%, 7/15/2033	7,049,172
15,699,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	10,741,269
9,790,000		Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	9,667,832
5,060,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	3,873,144
3,650,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	3,874,196
2,070,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	2,288,127
20,132,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	16,721,417
5,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.100%, 8/15/2043	4,507,383
1,762,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	1,830,509
1,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,173,459
335,000		Teachers Insurance & Annuity Association of America, Sub., 144A, 4.900%, 9/15/2044	297,563
		TOTAL	109,179,542
		Financial Institution - Insurance - P&C—0.5%
10,000,000		American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	8,875,579
1,575,000		American International Group, Sr. Unsecd. Note, 5.125%, 3/27/2033	1,546,775
11,680,000		Aon North America, Inc., 5.750%, 3/1/2054	11,495,406
1,000,000		Assured Guaranty US Holding, Inc., Sr. Unsecd. Note, 7.000%, 6/1/2034	1,099,038
30,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	25,307
5,825,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	4,722,666
4,300,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	4,155,008
1,000,000		Cincinnati Financial Corp., Sr. Unsecd. Note, 6.920%, 5/15/2028	1,057,330
8,695,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	8,180,303
7,840,000		CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	7,769,993
2,245,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	2,340,556
6,600,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	8,415,273
3,932,000		Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	3,945,301
		TOTAL	63,628,535
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—0.4%
$ 13,153,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	$ 12,517,208
10,000,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	9,531,826
11,650,000	Camden Property Trust, Sr. Unsecd. Note, 5.850%, 11/3/2026	11,788,686
4,921,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	4,916,459
9,740,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	9,665,861
2,955,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	2,370,452
8,350,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	6,294,725
	TOTAL	57,085,217
	Financial Institution - REIT - Healthcare—0.2%
2,895,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	2,846,772
7,267,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	5,712,143
4,110,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	3,570,739
5,000,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	4,772,866
3,350,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	3,265,481
8,352,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	7,146,212
	TOTAL	27,314,213
	Financial Institution - REIT - Office—0.2%
6,560,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	4,920,558
1,820,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	1,752,824
2,500,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	2,402,571
3,480,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	3,338,569
5,330,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	5,243,512
955,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	805,528
5,810,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	4,188,885
	TOTAL	22,652,447
	Financial Institution - REIT - Other—0.1%
7,450,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	7,305,528
400,000	Trust Fibra Uno, Sr. Unsecd. Note, REGS, 4.869%, 1/15/2030	350,920
	TOTAL	7,656,448
	Financial Institution - REIT - Retail—0.2%
3,390,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	3,010,524
9,467,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	8,942,749
8,075,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	8,529,787
7,556,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	7,250,541
	TOTAL	27,733,601
	Food Services—0.0%
400,000	Alsea de Mexico SAB de CV, Sr. Unsecd. Note, REGS, 7.750%, 12/14/2026	403,678
	Manufactured Housing—0.0%
133,336	Provincia De Cordoba, Sr. Unsecd. Note, REGS, 6.875%, 12/10/2025	124,669
500,000	Provincia De Cordoba, Sr. Unsecd. Note, REGS, 6.990%, 6/1/2027	415,000
	TOTAL	539,669
	Municipal Services—0.0%
1,350,000	Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	1,287,114
	Sovereign—0.0%
3,700,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	3,864,453
	Technology—2.0%
11,194,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	6,364,617
3,827,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	2,635,704
8,000,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	7,540,618
555,000	Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	464,908
11,960,000	Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	11,681,300
11,200,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	10,320,990
6,562,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	6,426,364
5,452,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	5,228,631
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology—continued
$ 3,998,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	$ 3,745,189
2,953,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	2,348,506
352,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	276,433
8,100,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	6,830,292
8,101,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	7,537,231
10,390,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	10,360,913
6,152,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	6,224,400
5,004,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	4,928,790
1,535,000		Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,473,920
2,280,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	1,626,854
5,985,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	5,526,363
5,570,000		Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	5,595,593
5,360,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	4,944,574
6,562,000		Fortinet, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2031	5,383,635
11,152,000		Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	11,009,168
12,545,000		KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	12,162,067
5,886,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	5,640,361
5,885,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	5,835,341
3,400,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	3,222,513
1,297,000		Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	784,334
3,632,000		Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	2,451,116
6,123,000		Microsoft Corp., Sr. Unsecd. Note, 3.041%, 3/17/2062	3,998,293
1,800,000		Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	1,752,645
284,000		Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	246,096
4,410,000		Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	4,127,288
9,665,000		Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	8,538,483
5,925,000		Oracle Corp., Sr. Unsecd. Note, 4.900%, 2/6/2033	5,728,732
13,500,000		Oracle Corp., Sr. Unsecd. Note, 5.550%, 2/6/2053	12,755,726
5,000,000		Oracle Corp., Sr. Unsecd. Note, 6.500%, 4/15/2038	5,340,579
4,575,000		Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	5,121,367
5,100,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	4,515,053
2,560,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	2,286,155
1,150,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	1,123,670
2,100,000		SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	2,052,285
5,452,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	5,051,735
4,555,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	4,385,889
2,970,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	2,926,370
10,036,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	10,347,475
15,532,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	12,899,382
10,985,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	10,474,311
8,100,000		Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	7,960,214
2,920,000		Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	2,735,026
3,750,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,643,363
350,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	325,795
4,632,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	4,242,830
3,450,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	2,771,354
		TOTAL	283,920,841
		Transportation - Railroads—0.2%
9,882,000	[2]	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	9,404,957
1,570,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	1,441,884
2,630,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,225,422
3,800,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	3,735,176
1,295,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	1,121,050
3,660,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	3,149,494
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Transportation - Railroads—continued
$ 4,590,000	Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	$ 3,881,100
6,165,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	5,362,598
3,677,000	Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	3,654,011
	TOTAL	33,975,692
	Transportation - Services—0.5%
5,630,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	5,516,210
7,860,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.900%, 5/1/2033	7,616,312
10,625,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	9,768,119
5,795,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	4,647,744
7,885,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	7,740,918
2,000,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.400%, 7/1/2027	1,947,134
3,585,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	3,599,502
2,680,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	2,697,124
7,000,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	6,575,045
7,735,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	7,828,707
1,500,000	Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	1,483,946
8,781,000	United Parcel Service, Inc., Sr. Unsecd. Note, 4.875%, 3/3/2033	8,622,550
	TOTAL	68,043,311
	Utility - Electric—1.8%
3,037,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	2,958,624
8,687,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	7,641,524
12,535,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	8,246,215
6,462,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	6,423,878
4,868,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	4,055,705
1,450,000	Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,232,329
2,590,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	2,023,393
8,502,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	8,641,615
2,990,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.125%, 1/15/2034	3,114,477
7,205,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	7,701,008
10,000,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series B, 4.850%, 8/15/2052	8,597,850
6,953,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	6,248,192
13,520,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	9,952,442
9,610,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	8,399,068
9,090,000	Duke Energy Corp., Sr. Unsecd. Note, 6.100%, 9/15/2053	9,298,246
2,175,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	2,315,988
427,000	Duke Energy Indiana, Inc., Sr. Deb., 6.120%, 10/15/2035	448,765
2,450,000	Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	2,429,061
7,500,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	6,634,054
6,150,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	6,132,536
5,679,000	Electricite de France S.A., Note, 144A, 5.600%, 1/27/2040	5,566,522
5,621,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	5,851,998
3,802,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	3,638,644
15,054,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	12,197,707
5,742,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.250%, 7/12/2031	4,681,582
200,000	Engie Energia Chile S.A., Sr. Unsecd. Note, 144A, 6.375%, 4/17/2034	202,600
1,400,000	Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	1,393,819
3,985,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	3,190,005
7,551,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	7,423,450
2,485,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	1,913,692
3,787,000	Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	3,163,317
2,302,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	1,957,335
7,500,000	Exelon Corp., Sr. Unsecd. Note, 5.600%, 3/15/2053	7,265,204
3,107,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	2,543,679
5,831,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	5,516,866
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 5,400,000	Gulf Power Co., Sr. Unsecd. Note, 4.550%, 10/1/2044	$ 4,563,309
200,000	Light Servicos Energia, Sr. Unsecd. Note, REGS, 4.375%, 6/18/2026	106,755
7,759,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	7,549,335
5,452,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	5,308,653
9,000,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.250%, 2/28/2053	8,376,180
5,000,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.550%, 3/15/2054	4,842,246
5,000,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	3,775,589
2,410,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	1,967,804
1,520,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	1,516,453
7,742,000	NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	7,644,148
250,000	Northern States Power Co., MN, 7.125%, 7/1/2025	254,996
7,430,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	6,089,845
2,955,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	2,950,959
3,040,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	2,698,763
14,895,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	14,382,779
1,450,000	Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	1,503,339
3,805,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	3,343,146
1,440,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	1,434,429
	TOTAL	257,310,118
	Utility - Natural Gas—0.1%
9,000,000	Sempra Energy, Jr. Sub. Note, 4.125%, 4/1/2052	8,313,595
7,915,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	7,369,288
1,160,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,170,895
	TOTAL	16,853,778
	Utility - Natural Gas Distributor—0.0%
1,765,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,327,399
1,973,000	The East Ohio Gas Co., Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	1,207,156
	TOTAL	2,534,555
	TOTAL CORPORATE BONDS (IDENTIFIED COST $3,867,142,932)	3,643,392,113
	U.S. TREASURIES—25.8%
	U.S. Treasury Bonds—6.9%
4,845,000	United States Treasury Bond, 2.250%, 8/15/2049	3,082,556
13,420,000	United States Treasury Bond, 2.375%, 11/15/2049	8,768,840
215,000	United States Treasury Bond, 2.500%, 2/15/2045	151,408
250,000	United States Treasury Bond, 2.500%, 2/15/2046	174,025
350,000	United States Treasury Bond, 2.500%, 5/15/2046	242,835
9,000,000	United States Treasury Bond, 2.750%, 11/15/2047	6,458,807
9,000,000	United States Treasury Bond, 2.875%, 5/15/2043	6,907,491
2,380,000	United States Treasury Bond, 2.875%, 8/15/2045	1,785,006
10,400,000	United States Treasury Bond, 2.875%, 5/15/2049	7,572,500
2,000,000	United States Treasury Bond, 3.000%, 5/15/2042	1,584,138
800,000	United States Treasury Bond, 3.000%, 11/15/2045	612,375
2,000,000	United States Treasury Bond, 3.000%, 2/15/2047	1,513,438
850,000	United States Treasury Bond, 3.000%, 8/15/2048	636,437
950,000	United States Treasury Bond, 3.125%, 8/15/2044	750,651
3,215,000	United States Treasury Bond, 3.125%, 5/15/2048	2,466,890
2,885,000	United States Treasury Bond, 3.750%, 8/15/2041	2,573,940
69,000,000	United States Treasury Bond, 3.875%, 2/15/2043	61,657,972
424,385,000	United States Treasury Bond, 4.125%, 8/15/2053	388,913,501
421,570,000	United States Treasury Bond, 4.250%, 2/15/2054	395,156,026
30,000,000	United States Treasury Bond, 4.375%, 8/15/2043	28,640,625
3,100,000	United States Treasury Bond, 4.500%, 2/15/2036	3,121,925
40,000,000	United States Treasury Bond, 4.625%, 5/15/2054	39,912,444
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		U.S. TREASURIES—continued
		U.S. Treasury Bonds—continued
$ 5,000,000		United States Treasury Bond, 5.250%, 11/15/2028	$ 5,143,832
		TOTAL	967,827,662
		U.S. Treasury Inflation-Protected Notes—0.0%
331,520		U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	247,146
		U.S. Treasury Notes—18.9%
265,000		United States Treasury Note, 0.250%, 9/30/2025	248,767
11,000,000		United States Treasury Note, 0.375%, 11/30/2025	10,271,671
12,000,000		United States Treasury Note, 0.375%, 7/31/2027	10,508,478
10,410,000		United States Treasury Note, 0.375%, 9/30/2027	9,057,317
5,400,000		United States Treasury Note, 0.500%, 4/30/2027	4,793,159
1,500,000		United States Treasury Note, 0.500%, 10/31/2027	1,306,759
8,200,000		United States Treasury Note, 0.750%, 4/30/2026	7,587,067
7,090,000		United States Treasury Note, 0.875%, 9/30/2026	6,487,626
700,000		United States Treasury Note, 1.125%, 2/28/2027	636,303
1,000,000		United States Treasury Note, 1.125%, 2/29/2028	881,926
11,000,000		United States Treasury Note, 1.250%, 3/31/2028	9,721,593
9,000,000		United States Treasury Note, 1.250%, 4/30/2028	7,937,731
67,000,000		United States Treasury Note, 1.500%, 1/31/2027	61,653,273
270,000		United States Treasury Note, 1.625%, 5/15/2026	253,765
21,650,000	[4]	United States Treasury Note, 1.750%, 12/31/2026	20,099,884
49,063,000		United States Treasury Note, 1.875%, 2/28/2027	45,516,609
1,300,000		United States Treasury Note, 2.250%, 11/15/2025	1,249,624
180,000		United States Treasury Note, 2.375%, 5/15/2027	168,698
23,300,000		United States Treasury Note, 2.375%, 3/31/2029	21,146,148
100,000		United States Treasury Note, 2.375%, 5/15/2029	90,564
136,155,000		United States Treasury Note, 2.625%, 5/31/2027	128,440,975
130,000		United States Treasury Note, 2.625%, 2/15/2029	119,598
4,800,000		United States Treasury Note, 2.750%, 2/15/2028	4,498,604
56,000,000		United States Treasury Note, 2.750%, 5/31/2029	51,607,226
90,000,000		United States Treasury Note, 2.875%, 4/30/2029	83,529,423
32,695,000		United States Treasury Note, 3.125%, 8/31/2027	31,214,528
50,000,000		United States Treasury Note, 3.500%, 1/31/2028	48,155,545
10,000,000		United States Treasury Note, 3.500%, 4/30/2028	9,617,863
67,250,000		United States Treasury Note, 3.625%, 5/31/2028	64,953,338
30,500,000		United States Treasury Note, 3.750%, 5/31/2030	29,282,519
430,000,000		United States Treasury Note, 3.875%, 8/15/2033	409,637,909
94,700,000		United States Treasury Note, 4.000%, 6/30/2028	92,721,528
341,000,000		United States Treasury Note, 4.000%, 1/31/2029	333,502,638
336,600,000		United States Treasury Note, 4.000%, 2/15/2034	323,524,773
288,000,000		United States Treasury Note, 4.375%, 12/15/2026	285,484,147
471,000,000		United States Treasury Note, 4.500%, 11/15/2033	471,000,000
5,000,000		United States Treasury Note, 4.625%, 9/30/2028	5,013,281
30,000,000		United States Treasury Note, 4.625%, 9/30/2030	30,177,888
14,500,000		United States Treasury Note, 4.875%, 10/31/2028	14,686,034
		TOTAL	2,636,784,779
		TOTAL U.S. TREASURIES (IDENTIFIED COST $3,712,429,599)	3,604,859,587
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.8%
		Commercial Mortgage—0.6%
4,500,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	4,315,706
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	8,237,333
4,359,000		Bank, Class A5, 3.390%, 6/15/2060	4,094,397
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	8,284,125
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	28,168,222
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$ 4,075,000		BMO Mortgage Trust 2023-C4, Class A2, 5.458%, 2/15/2056	$ 4,113,702
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,401,284
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	3,802,766
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	13,299,273
3,342,000		Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,130,902
		TOTAL	79,847,710
		Federal Home Loan Mortgage Corporation—2.1%
43,163,538	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 413, Class F25, 6.473% (30-DAY AVERAGE SOFR +1.150%), 5/25/2054	42,980,499
14,412,517	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FG, 6.330% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	14,316,624
59,412,958	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5402, Class FB, 6.430% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	59,102,685
44,100,000	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5416, Class FM, 6.530% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	44,092,013
49,000,000	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 6.520% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	48,952,970
44,100,000	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5422, Class FK, 6.520% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	44,091,828
43,307,000	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 6.530% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	43,299,166
		TOTAL	296,835,785
		Federal Home Loan Mortgage Corporation REMIC—0.0%
10,598		FHLMC REMIC, Series 3051, Class MY, 5.500%, 10/15/2025	10,560
		Federal National Mortgage Association—1.0%
49,000,000	[2]	Federal National Mortgage Association REMIC, Series 2024-34, Class FL, 6.373% (30-DAY AVERAGE SOFR +1.050%), 6/25/2054	48,991,136
44,100,000	[2]	Federal National Mortgage Association REMIC, Series 2024-36, Class FA, 6.430% (30-DAY AVERAGE SOFR +1.100%), 6/25/2054	44,092,150
48,766,702	[2]	Federal National Mortgage Association REMIC, Series 2024-39, Class BF, 6.373% (30-DAY AVERAGE SOFR +1.050%), 6/25/2054	48,757,875
		TOTAL	141,841,161
		Government National Mortgage Association—0.1%
17,341,663	[2]	Series 2024-44, Class KF, 6.173% (30-DAY AVERAGE SOFR +0.850%), 3/20/2054	17,254,969
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $543,983,488)	535,790,185
		FOREIGN GOVERNMENTS/AGENCIES—0.6%
		Sovereign—0.6%
1,500,000		Angola, Government of, Sr. Unsecd. Note, REGS, 8.000%, 11/26/2029	1,359,375
1,500,000		Angola, Government of, Sr. Unsecd. Note, REGS, 8.750%, 4/14/2032	1,343,286
1,000,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	832,500
1,600,000		Arab Republic Of Egypt, Sr. Unsecd. Note, REGS, 7.052%, 1/15/2032	1,332,096
1,000,000		Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	569,010
500,000		Argentina, Government of, Sr. Unsecd. Note, 3.625%, 7/9/2035	219,432
385,000		Argentina, Government of, Sr. Unsecd. Note, 4.250%, 1/9/2038	183,449
500,000		Argentina, Government of, Unsecd. Note, 0.750%, 7/9/2030	275,000
ARS 300,000,000		Argentina, Government of, Unsecd. Note, 4.750%, 10/14/2024	378,791
$ 40,000		Argentina, Government of, Unsecd. Note, Series 1A, 5.000%, 10/31/2027	35,836
40,000		Argentina, Government of, Unsecd. Note, Series 1B, 5.000%, 10/31/2027	32,072
40,000		Argentina, Government of, Unsecd. Note, Series 1C, 5.000%, 10/31/2027	29,114
40,000		Argentina, Government of, Unsecd. Note, Series 1D, 5.000%, 10/31/2027	28,686
500,000		Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.000%, 11/21/2028	447,238
300,000		Bolivia, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/2/2030	174,108
1,000,000		Brazil, Government of, Sr. Unsecd. Note, 6.125%, 3/15/2034	969,901
BRL 67,000,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	12,988,652
CLP 1,200,000,000		Chile, Government of, Unsecd. Note, 4.500%, 3/1/2026	1,315,672
$ 1,000,000		Colombia, Government of, Sr. Unsecd. Note, 7.500%, 2/2/2034	991,164
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$ 200,000	Colombia, Government of, Sr. Unsecd. Note, 8.000%, 11/14/2035	$ 203,908
1,200,000	Colombia, Government of, Sr. Unsecd. Note, 8.750%, 11/14/2053	1,254,685
COP 22,832,500,000	Colombia, Government of, Unsecd. Note, Series B, 7.250%, 10/18/2034	4,571,706
$ 500,000	Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.125%, 2/19/2031	500,625
1,000,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.875%, 1/30/2060	845,565
1,000,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	894,889
250,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.950%, 1/25/2027	247,750
1,400,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 2/22/2033	1,352,292
200,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	208,921
400,000	Ecuador, Government of, Sr. Unsecd. Note, REGS, 3.500%, 7/31/2035	204,493
1,700,000	Egypt, Government of, Sr. Unsecd. Note, REGS, 8.500%, 1/31/2047	1,324,807
400,000	El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.124%, 1/20/2050	252,194
200,000	El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	155,008
1,500,000	Gabon, Government of, Sr. Unsecd. Note, REGS, 7.000%, 11/24/2031	1,189,998
1,000,000	Guatemala, Government of, 144A, 7.050%, 10/4/2032	1,038,000
500,000	Guatemala, Government of, Unsecd. Note, REGS, 5.250%, 8/10/2029	476,250
400,000	Honduras, Government of, Sr. Unsecd. Note, REGS, 5.625%, 6/24/2030	346,500
HUF 550,000,000	Hungary, Government of, Unsecd. Note, Series 27/A, 3.000%, 10/27/2027	1,355,355
1,300,000,000	Hungary, Government of, Unsecd. Note, Series 33/A, 2.250%, 4/20/2033	2,540,772
IDR 60,000,000,000	Indonesia, Government of, Sr. Unsecd. Note, Series FR68, 8.375%, 3/15/2034	4,048,320
$ 700,000	Iraq, Government of, Unsecd. Note, REGS, 5.800%, 1/15/2028	662,340
2,000,000	Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	1,944,760
2,000,000	Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 8.250%, 1/30/2037	1,947,500
2,500,000	Mexico, Government of, Sr. Unsecd. Note, 3.500%, 2/12/2034	2,040,423
1,500,000	Mexico, Government of, Sr. Unsecd. Note, 3.771%, 5/24/2061	930,101
MXN 120,000,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 7.500%, 6/3/2027	6,587,357
60,000,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	3,064,557
$ 600,000	Panama, Government of, Sr. Unsecd. Note, 2.252%, 9/29/2032	426,720
400,000	Panama, Government of, Sr. Unsecd. Note, 4.500%, 4/16/2050	264,066
400,000	Panama, Government of, Sr. Unsecd. Note, 7.500%, 3/1/2031	413,130
1,000,000	Paraguay, Government of, Sr. Unsecd. Note, REGS, 3.849%, 6/28/2033	861,791
2,000,000	Peru, Government of, 6.550%, 3/14/2037	2,101,906
PEN 24,500,000	Peru, Government of, Sr. Unsecd. Note, 7.300%, 8/12/2033	6,722,826
PLN 20,000,000	Poland, Government of, Unsecd. Note, Series 0432, 1.750%, 4/25/2032	3,835,561
4,000,000	Poland, Government of, Unsecd. Note, Series 0725, 3.250%, 7/25/2025	994,535
$ 1,300,000	South Africa, Government of, Sr. Unsecd. Note, 5.875%, 4/20/2032	1,168,440
ZAR 55,000,000	South Africa, Government of, Sr. Unsecd. Note, Series 2044, 8.750%, 1/31/2044	2,061,805
62,500,000	South Africa, Government of, Unsecd. Note, Series 2032, 8.250%, 3/31/2032	2,773,157
UYU 30,000,000	Uruguay, Government of, Sr. Unsecd. Note, REGS, 8.500%, 3/15/2028	755,304
$ 1,000,000	Venezuela, Government of, Sr. Unsecd. Note, 8.250%, 10/13/2024	159,441
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $88,545,962)	86,233,140
	COMMERCIAL MORTGAGE-BACKED SECURITY—0.1%
	Agency Commercial Mortgage-Backed Securities—0.1%
11,890,000	FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.720%, 10/25/2048 (IDENTIFIED COST $11,765,059)	11,537,956
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
161	Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	165
42	Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	43
94,149	Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	96,831
10,526	Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	10,708
258	Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	262
104,654	Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	101,300
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 1,452	Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	$ 1,440
2,298	Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	2,219
2,846	Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	2,743
2,613	Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	2,653
38,213	Federal Home Loan Mortgage Corp., Pool ZI5333, 5.500%, 10/1/2036	38,745
4,034	Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	4,156
	TOTAL	261,265
	Federal National Mortgage Association—0.0%
668	Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	686
1,727	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	1,789
2,112	Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	2,138
4,671	Federal National Mortgage Association, Pool 255767, 5.500%, 6/1/2025	4,650
11,092	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	11,412
6,756	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	6,866
129	Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	132
107	Federal National Mortgage Association, Pool 349416, 7.500%, 8/1/2026	108
640	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	666
235	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	244
836	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	880
10,644	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	10,879
46,284	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	46,817
6,219	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	6,298
26,023	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	26,700
6,523	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	6,628
939	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	954
9,746	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	9,898
1,707	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	1,755
2,613	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	2,557
6,956	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	7,073
46,290	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	46,058
981	Federal National Mortgage Association, Pool 934898, 4.500%, 7/1/2024	977
1,357	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	1,378
12,085	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	12,034
3,137	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	3,192
157,313	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	152,275
3,879	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	3,751
4,753	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	4,327
2,491	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	2,349
8,973	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	8,689
2,437	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	2,360
6,624	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	6,592
1,203	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	1,164
17,801	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	17,217
1,517	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	1,467
10,480	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	9,831
1,128	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	1,102
16,680	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	15,657
7,122	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	6,472
1,547	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	1,494
6,631	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	5,954
4,559	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	4,014
9,953	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	8,961
9,763	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	8,766
89,650	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	89,221
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 215,321	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	$ 208,357
5,291	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	5,116
161,472	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	155,876
3,046	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	2,946
3,545	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	3,329
13,730	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	12,472
	TOTAL	952,528
	Government National Mortgage Association—0.0%
611	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	620
683	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	697
1,311	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	1,331
2,064	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	2,064
1,894	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	1,922
803	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	822
178	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	183
121	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	123
2,968	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	3,040
1,642	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	1,684
1,864	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	1,915
12,750	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	12,842
8,416	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	8,478
2,729	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	2,750
13,814	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	13,921
14,974	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	15,097
16,660	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	16,523
6,074	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	6,025
6,973	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	7,039
13,789	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	13,680
75	Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	73
790	Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	794
43	Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	43
15	Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	15
327	Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	331
25,078	Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	25,448
432	Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	438
22	Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	22
34	Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	34
111	Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	113
1,813	Government National Mortgage Association, Pool 510559, 7.000%, 10/15/2029	1,814
2,087	Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	2,066
1,289	Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	1,316
93	Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	95
610	Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	604
1,678	Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	1,660
6,490	Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	6,640
12,460	Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	12,743
13,394	Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	13,027
976	Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	1,000
3,572	Government National Mortgage Association, Pool 643816, 6.000%, 7/15/2025	3,566
188,558	Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	191,007
32,312	Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	32,788
45,654	Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	46,338
4,269	Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	4,346
2,474	Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	2,489
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 5,985		Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	$ 6,092
5,758		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	5,266
1,666		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	1,564
		TOTAL	472,488
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,737,916)	1,686,281
		MUNICIPAL BOND—0.0%
		Transportation Services—0.0%
390,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $413,089)	387,625
		ASSET-BACKED SECURITY—0.0%
		Financial Institution - Finance Companies—0.0%
59,985		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037 (IDENTIFIED COST $60,783)	23,293
	[2]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
1,000		Federal National Mortgage Association ARM, 6.875%, 1/1/2033	1,006
		Government National Mortgage Association—0.0%
39		Government National Mortgage Association ARM, 3.750%, 10/20/2025	38
696		Government National Mortgage Association ARM, 4.000%, 5/20/2028	687
		TOTAL	725
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,787)	1,731
		PURCHASED CALL OPTION—0.0%
41,265,000		UBS USD CALL/CHF PUT (CALL-Option), Notional Amount $5,021,100, Exercise Price $0.8905, Expiration Date 9/18/2024 (IDENTIFIED COST $359,831)	554,024
		PURCHASED PUT OPTION—0.0%
25,685,000		UBS CHF PUT / JPY CALL (PUT-Option), Notional Amount $3,188,000, Exercise Price $160, Expiration Date 7/5/2024 (IDENTIFIED COST $325,062)	1,537
		INVESTMENT COMPANIES—43.0%
11,125,218		Bank Loan Core Fund	97,456,909
75,923,938		Emerging Markets Core Fund	640,038,802
121,363,628		Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[5]	121,363,628
67,986,621		High Yield Bond Core Fund	373,926,414
501,829,939		Mortgage Core Fund	4,064,822,503
81,029,287		Project and Trade Finance Core Fund	717,109,192
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $6,253,651,710)	6,014,717,448
		TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $14,480,417,218)[6]	13,899,184,920
		OTHER ASSETS AND LIABILITIES - NET—0.7%[7]	103,207,765
		TOTAL NET ASSETS—100%	$14,002,392,685
Semi-Annual Financial Statements and Additional Information

At May 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	16,051	$3,269,638,875	September 2024	$731,823
United States Treasury Notes 5-Year Long Futures	18,443	$1,951,211,766	September 2024	$(3,814,815)
Short Futures:
United States Treasury Notes 10-Year Short Futures	439	$47,761,828	September 2024	$(89,537)
United States Treasury Notes 10-Year Ultra Short Futures	5,291	$592,757,344	September 2024	$2,253,453
United States Treasury Ultra Bond Short Futures	6,381	$781,273,687	September 2024	$4,171,648
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$3,252,572
At May 31, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/4/2024	Morgan Stanley Capital Services	15,000,000	BRL	$2,856,653	$(91,866)
6/12/2024	Bank Of America, N.A.	13,212,641	AUD	$8,793,048	$(15,952)
6/12/2024	BNP Paribas SA	28,388,519	CHF	$31,488,848	$52,848
6/12/2024	The Bank of New York Mellon	8,074,755	EUR	$8,764,243	$(44,757)
6/12/2024	Morgan Stanley Capital Services	170,751,079	NOK	$16,270,941	$603,741
6/12/2024	Bank Of America, N.A.	14,205,773	NZD	$8,732,316	$(76,684)
6/21/2024	Credit Agricole	154,627,200	CLP	$168,382	$10,895
6/21/2024	UBS AG	628,968,390	CLP	$684,918	$25,397
6/21/2024	Morgan Stanley Capital Services	609,225,064	CLP	$663,418	$(19,677)
6/24/2024	State Street Bank & Trust Company	10,678,744,057	IDR	$656,988	$1,021
9/20/2024	UBS AG	12,602,257	CHF	$14,138,194	$108,094
Contracts Sold:
6/4/2024	JPMorgan Chase Bank, N.A.	6,742,077	BRL	$33,700,000	$324,129
6/4/2024	UBS AG	3,372,091	BRL	$16,962,284	$141,734
6/4/2024	BNP Paribas SA	2,637,068	BRL	$13,948,127	$(19,263)
6/12/2024	BNP Paribas SA	8,809,000	AUD	$13,212,938	$15,755
6/12/2024	Bank Of America, N.A.	17,618,000	CHF	$15,271,106	$679,126
6/12/2024	Bank Of America, N.A.	13,818,000	CHF	$12,406,077	$57,047
6/12/2024	Bank Of America, N.A.	8,809,000	EUR	$8,014,922	$109,699
6/12/2024	JPMorgan Chase Bank, N.A.	15,667,200	NOK	$167,255,977	$(270,691)
6/12/2024	Barclays Bank PLC	8,809,000	NZD	$14,458,049	$(78,391)
6/20/2024	UBS AG	659,872	COP	$2,606,317,341	$(12,946)
6/20/2024	Bank Of America, N.A.	569,888	COP	$2,232,079,129	$(6,322)
6/20/2024	Bank Of America, N.A.	676,146	COP	$2,603,975,154	$3,932
6/20/2024	State Street Bank & Trust Company	5,606,154	MXN	$94,948,800	$24,046
6/20/2024	State Street Bank & Trust Company	349,461	MXN	$6,000,000	$(3,283)
6/20/2024	Morgan Stanley Capital Services	1,354,605	MXN	$22,734,544	$18,025
6/20/2024	BNP Paribas SA	1,361,607	MXN	$22,799,973	$21,180
6/21/2024	Barclays Bank PLC	159,825	CLP	$154,627,200	$(8,557)
6/21/2024	Morgan Stanley Capital Services	676,812	CLP	$628,968,390	$(8,105)
6/21/2024	Morgan Stanley Capital Services	4,048,304	PEN	$15,250,000	$(44,031)
6/21/2024	Barclays Bank PLC	2,688,008	PEN	$9,975,139	$11,181
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$1,507,325
Semi-Annual Financial Statements and Additional Information

At May 31, 2024, the Fund had the following outstanding written options:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Put Option:
UBS	USD PUT/CHF CALL	(41,265,000)	$41,265,000	September 2024	$0.85	$(72,750)
(Premium Received $348,277)						$(72,750)
Net Unrealized Appreciation on Futures Contracts, Foreign Exchange Contracts and Value of Written Option Contracts is included in “Other Assets and Liabilities–Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2024, were as follows:
Affiliates	Value as of 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2024	Shares Held as of 5/31/2024**	Dividend Income
Bank Loan Core Fund	$150,814	$97,199,619	$—	$106,476	$—	$97,456,909	11,125,218	$1,499,020
Emerging Markets Core Fund	$453,447,781	$153,365,604	$5,000,000	$27,635,099	$590,318	$640,038,802	75,923,938	$21,940,897
Federated Hermes Govern- ment Obligations Fund, Pre- mier Shares*	$17,583,954	$2,576,148,808	$(2,472,369,134)	$—	$—	$121,363,628	121,363,628	$2,374,556
Federated Hermes Institu- tional Prime Value Obligations Fund, Institutional Shares	$116,479,166	$2,294,194,039	$(2,410,547,066)	$(13,652)	$(112,487)	$—	—	$11,653,277
High Yield Bond Core Fund	$344,340,743	$24,000,000	$—	$5,585,671	$—	$373,926,414	67,986,621	$94,412,552
Mortgage Core Fund	$4,145,551,102	$215,000,000	$(292,350,000)	$39,317,695	$—	$4,064,822,503	501,829,939	$23,327,336
Project and Trade Finance Core Fund	$585,027,224	$127,642,336	$—	$4,439,632	$(42,696,294)	$717,109,192	81,029,287	$1,140,909
TOTAL OF AFFILIATED TRANSACTIONS	$5,662,580,784	$5,487,550,406	$(5,170,266,200)	$77,070,921	$(42,218,463)	$6,014,717,448	859,258,631	$156,348,547

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
**	At May 31, 2024, the Fund owned a majority of the outstanding shares of beneficial interest of each of Mortgage Core Fund, Emerging Markets Core Fund and Project and Trade Finance Core Fund.

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	7-day net yield.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of May 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$3,643,377,513	$14,600	$3,643,392,113
U.S. Treasuries	—	3,604,859,587	—	3,604,859,587
Collateralized Mortgage Obligations	—	535,790,185	—	535,790,185
Foreign Governments/Agencies	—	86,233,140	—	86,233,140
Commercial Mortgage-Backed Security	—	11,537,956	—	11,537,956
Mortgage-Backed Securities	—	1,686,281	—	1,686,281
Municipal Bond	—	387,625	—	387,625
Asset-Backed Security	—	23,293	—	23,293
Adjustable Rate Mortgages	—	1,731	—	1,731
Purchased Call Option	—	554,024	—	554,024
Purchased Put Option	—	1,537	—	1,537
Investment Companies	5,297,608,256	—	—	5,297,608,256
Other Investments[1]	—	—	—	717,109,192
TOTAL SECURITIES	$5,297,608,256	$7,884,452,872	$14,600	$13,899,184,920
Other Financial Instruments:
Assets
Futures Contracts	$7,156,924	$—	$—	$7,156,924
Foreign Exchange Contracts	—	2,207,850	—	2,207,850
Liabilities
Futures Contracts	(3,904,352)	—	—	(3,904,352)
Foreign Exchange Contracts	—	(700,525)	—	(700,525)
Written Options Contracts	—	(72,750)	—	(72,750)
TOTAL OTHER FINANCIAL INSTRUMENTS	$3,252,572	$1,434,575	$—	$4,687,147

1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $717,109,192 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

Semi-Annual Financial Statements and Additional Information

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
ARS	—Argentine Peso
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CHF	—Swiss Franc
CLP	—Chilean Peso
COP	—Colombian Peso
EUR	—Euro
FHLMC	—Federal Home Loan Mortgage Corporation
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Nuevo Sol
PLC	—Public Limited Company
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar
USLIBOR	—United States London Interbank Offered Rate
UYU	—Uruguayan Peso
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.28	$9.57	$11.28	$11.73	$11.06	$10.36
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.32	0.25	0.26	0.26	0.32
Net realized and unrealized gain (loss)	(0.01)	(0.29)	(1.61)	(0.23)	0.67	0.70
Total From Investment Operations	0.17	0.03	(1.36)	0.03	0.93	1.02
Less Distributions:
Distributions from net investment income	(0.17)	(0.32)	(0.24)	(0.26)	(0.26)	(0.32)
Distributions from net realized gain	—	—	(0.11)	(0.22)	—	—
Total Distributions	(0.17)	(0.32)	(0.35)	(0.48)	(0.26)	(0.32)
Net Asset Value, End of Period	$9.28	$9.28	$9.57	$11.28	$11.73	$11.06
Total Return[2]	1.88%	0.32%	(12.26)%	0.32%	8.47%	9.95%
Ratios to Average Net Assets:
Net expenses[3]	0.93%[4]	0.92%	0.92%	0.92%	0.92%	0.92%
Net investment income	3.76%[4]	3.37%	2.40%	2.30%	2.31%	2.95%
Expense waiver/reimbursement[5]	0.03%[4]	0.05%	0.05%	0.05%	0.05%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$185,894	$189,451	$159,323	$195,599	$201,349	$171,858
Portfolio turnover[6]	30%	72%	107%	68%	88%	43%

1	Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.27	$9.57	$11.28	$11.73	$11.06	$10.36
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.27	0.19	0.21	0.21	0.27
Net realized and unrealized gain (loss)	0.01	(0.30)	(1.60)	(0.23)	0.66	0.70
Total From Investment Operations	0.16	(0.03)	(1.41)	(0.02)	0.87	0.97
Less Distributions:
Distributions from net investment income	(0.15)	(0.27)	(0.19)	(0.21)	(0.20)	(0.27)
Distributions from net realized gain	—	—	(0.11)	(0.22)	—	—
Total Distributions	(0.15)	(0.27)	(0.30)	(0.43)	(0.20)	(0.27)
Net Asset Value, End of Period	$9.28	$9.27	$9.57	$11.28	$11.73	$11.06
Total Return[2]	1.73%	(0.29)%	(12.70)%	(0.17)%	7.93%	9.40%
Ratios to Average Net Assets:
Net expenses[3]	1.43%[4]	1.42%	1.42%	1.42%	1.43%	1.43%
Net investment income	3.26%[4]	2.87%	1.90%	1.80%	1.81%	2.45%
Expense waiver/reimbursement[5]	0.02%[4]	0.04%	0.04%	0.04%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$41,675	$36,647	$28,179	$41,098	$52,265	$47,994
Portfolio turnover[6]	30%	72%	107%	68%	88%	43%

1	Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.27	$9.57	$11.28	$11.73	$11.06	$10.36
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.30	0.23	0.24	0.24	0.30
Net realized and unrealized gain (loss)	0.01	(0.30)	(1.61)	(0.23)	0.67	0.70
Total From Investment Operations	0.18	—	(1.38)	0.01	0.91	1.00
Less Distributions:
Distributions from net investment income	(0.17)	(0.30)	(0.22)	(0.24)	(0.24)	(0.30)
Distributions from net realized gain	—	—	(0.11)	(0.22)	—	—
Total Distributions	(0.17)	(0.30)	(0.33)	(0.46)	(0.24)	(0.30)
Net Asset Value, End of Period	$9.28	$9.27	$9.57	$11.28	$11.73	$11.06
Total Return[2]	1.89%	0.04%	(12.42)%	0.14%	8.27%	9.77%
Ratios to Average Net Assets:
Net expenses[3]	1.12%[4]	1.10%	1.11%	1.11%	1.11%	1.09%
Net investment income	3.57%[4]	3.18%	2.21%	2.11%	2.14%	2.79%
Expense waiver/reimbursement[5]	0.02%[4]	0.04%	0.06%	0.04%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,449	$25,749	$27,461	$36,596	$38,182	$40,574
Portfolio turnover[6]	30%	72%	107%	68%	88%	43%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.28	$9.57	$11.29	$11.73	$11.06	$10.36
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.37	0.30	0.32	0.33	0.38
Net realized and unrealized gain (loss)	—	(0.29)	(1.61)	(0.21)	0.66	0.70
Total From Investment Operations	0.20	0.08	(1.31)	0.11	0.99	1.08
Less Distributions:
Distributions from net investment income	(0.20)	(0.37)	(0.30)	(0.33)	(0.32)	(0.38)
Distributions from net realized gain	—	—	(0.11)	(0.22)	—	—
Total Distributions	(0.20)	(0.37)	(0.41)	(0.55)	(0.32)	(0.38)
Net Asset Value, End of Period	$9.28	$9.28	$9.57	$11.29	$11.73	$11.06
Total Return[2]	2.15%	0.87%	(11.86)%	0.97%	9.06%	10.55%
Ratios to Average Net Assets:
Net expenses[3]	0.38%[4]	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	4.31%[4]	3.92%	2.96%	2.85%	2.86%	3.50%
Expense waiver/reimbursement[5]	0.06%[4]	0.08%	0.08%	0.07%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,313,949	$9,664,425	$7,573,873	$8,145,281	$7,510,994	$6,419,153
Portfolio turnover[6]	30%	72%	107%	68%	88%	43%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.28	$9.57	$11.28	$11.73	$11.06	$10.36
Income From Investment Operations:
Net investment income (loss)[1]	0.19	0.34	0.27	0.29	0.29	0.34
Net realized and unrealized gain (loss)	—	(0.29)	(1.60)	(0.23)	0.66	0.71
Total From Investment Operations	0.19	0.05	(1.33)	0.06	0.95	1.05
Less Distributions:
Distributions from net investment income	(0.19)	(0.34)	(0.27)	(0.29)	(0.28)	(0.35)
Distributions from net realized gain	—	—	(0.11)	(0.22)	—	—
Total Distributions	(0.19)	(0.34)	(0.38)	(0.51)	(0.28)	(0.35)
Net Asset Value, End of Period	$9.28	$9.28	$9.57	$11.28	$11.73	$11.06
Total Return[2]	2.00%	0.57%	(12.04)%	0.57%	8.73%	10.22%
Ratios to Average Net Assets:
Net expenses[3]	0.68%[4]	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income	4.01%[4]	3.61%	2.64%	2.54%	2.58%	3.21%
Expense waiver/reimbursement[5]	0.25%[4]	0.27%	0.26%	0.26%	0.27%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$166,807	$176,461	$187,000	$270,435	$356,898	$393,416
Portfolio turnover[6]	30%	72%	107%	68%	88%	43%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.27	$9.56	$11.28	$11.73	$11.06	$10.36
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.37	0.30	0.32	0.33	0.38
Net realized and unrealized gain (loss)	0.01	(0.29)	(1.61)	(0.22)	0.66	0.70
Total From Investment Operations	0.21	0.08	(1.31)	0.10	0.99	1.08
Less Distributions:
Distributions from net investment income	(0.20)	(0.37)	(0.30)	(0.33)	(0.32)	(0.38)
Distributions from net realized gain	—	—	(0.11)	(0.22)	—	—
Total Distributions	(0.20)	(0.37)	(0.41)	(0.55)	(0.32)	(0.38)
Net Asset Value, End of Period	$9.28	$9.27	$9.56	$11.28	$11.73	$11.06
Total Return[2]	2.27%	0.88%	(11.86)%	0.89%	9.07%	10.56%
Ratios to Average Net Assets:
Net expenses[3]	0.37%[4]	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income	4.32%[4]	3.93%	2.97%	2.85%	2.87%	3.50%
Expense waiver/reimbursement[5]	0.02%[4]	0.04%	0.04%	0.04%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,269,619	$2,924,352	$2,286,594	$2,512,951	$1,924,055	$1,498,931
Portfolio turnover[6]	30%	72%	107%	68%	88%	43%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2024 (unaudited)

Assets:
Investment in securities, at value including $16,820,870 of securities loaned and $6,014,717,448 of investments in affiliated holdings* (identified cost $14,480,417,218, including $6,253,651,710 of identified cost in affiliated holdings)	$13,899,184,920
Cash	44,363,352
Due from broker (Note 2)	38,436,277
Income receivable	80,971,363
Income receivable from affiliated holdings	27,726,189
Receivable for investments sold	941,531
Receivable for shares sold	13,608,501
Unrealized appreciation on foreign exchange contracts	2,207,850
Total Assets	14,107,439,983
Liabilities:
Payable for investments purchased	9,403,945
Payable for shares redeemed	27,774,417
Written options outstanding, at value (premium received $348,277)	72,750
Unrealized depreciation on foreign exchange contracts	700,525
Payable for variation margin on futures contracts	39,293,497
Payable for collateral due to broker for securities lending (Note 2)	17,241,896
Income distribution payable	9,099,718
Payable for investment adviser fee (Note 5)	104,613
Payable for administrative fee (Note 5)	29,490
Payable for custodian fees	429,608
Payable for portfolio accounting fees	121,569
Payable for distribution services fee (Note 5)	83,627
Payable for other service fees (Notes 2 and 5)	83,719
Accrued expenses (Note 5)	607,924
Total Liabilities	105,047,298
Net assets for 1,508,282,166 shares outstanding	$14,002,392,685
Net Assets Consist of:
Paid-in capital	$15,742,789,021
Total distributable earnings (loss)	(1,740,396,336)
Total Net Assets	$14,002,392,685
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities—continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($185,894,354 ÷ 20,022,874 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.28
Offering price per share (100/95.50 of $9.28)	$9.72
Redemption proceeds per share	$9.28
Class C Shares:
Net asset value per share ($41,674,683 ÷ 4,489,402 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.28
Offering price per share	$9.28
Redemption proceeds per share (99.00/100 of $9.28)	$9.19
Class R Shares:
Net asset value per share ($24,448,675 ÷ 2,633,855 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.28
Offering price per share	$9.28
Redemption proceeds per share	$9.28
Institutional Shares:
Net asset value per share ($10,313,948,589 ÷ 1,110,859,171 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.28
Offering price per share	$9.28
Redemption proceeds per share	$9.28
Service Shares:
Net asset value per share ($166,807,123 ÷ 17,967,513 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.28
Offering price per share	$9.28
Redemption proceeds per share	$9.28
Class R6 Shares:
Net asset value per share ($3,269,619,261 ÷ 352,309,351 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.28
Offering price per share	$9.28
Redemption proceeds per share	$9.28

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended May 31, 2024 (unaudited)

Investment Income:
Interest	$162,497,355
Dividends (including $155,114,901 received from affiliated holdings* and net of foreign taxes withheld of $19,806)	158,042,205
Net income on securities loaned (includes $1,233,646 earned from affiliated holdings related to cash collateral balances*) (Note 2)	258,929
TOTAL INCOME	320,798,489
Expenses:
Investment adviser fee (Note 5)	19,822,186
Administrative fee (Note 5)	5,312,821
Custodian fees	194,848
Transfer agent fees (Note 2)	3,412,754
Directors’/Trustees’ fees (Note 5)	28,996
Auditing fees	18,940
Legal fees	5,577
Portfolio accounting fees	143,792
Distribution services fee (Note 5)	676,782
Other service fees (Notes 2 and 5)	511,042
Share registration costs	211,455
Printing and postage	183,151
Miscellaneous (Note 5)	37,246
TOTAL EXPENSES	30,559,590
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,214,155)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(2,323,401)
TOTAL WAIVERS AND REIMBURSEMENTS	(3,537,556)
Net expenses	27,022,034
Net investment income	293,776,455
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts and Written Options:
Net realized loss on investments (including net realized loss of $(42,218,463) on sales of investments in affiliated holdings*)	(32,490,844)
Net realized gain on foreign currency transactions	1,428,307
Net realized gain on foreign exchange contracts	1,811,097
Net realized loss on futures contracts	(20,040,784)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $77,070,921 on investments in affiliated holdings*)	45,461,022
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(40,876)
Net change in unrealized appreciation of foreign exchange contracts	234,911
Net change in unrealized appreciation of futures contracts	(788,293)
Net change in unrealized appreciation of written options	275,527
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts and written options	(4,149,933)
Change in net assets resulting from operations	$289,626,522

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2024	Year Ended 11/30/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$293,776,455	$474,184,246
Net realized gain (loss)	(49,292,224)	(353,748,059)
Net change in unrealized appreciation/depreciation	45,142,291	(50,676,846)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	289,626,522	69,759,341
Distributions to Shareholders:
Class A Shares	(3,538,131)	(5,909,388)
Class B Shares[1]	—	(6,348)
Class C Shares	(656,603)	(961,335)
Class R Shares	(447,627)	(850,145)
Institutional Shares	(215,010,696)	(357,909,694)
Service Shares	(3,542,837)	(6,894,329)
Class R6 Shares	(68,155,496)	(104,390,095)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(291,351,390)	(476,921,334)
Share Transactions:
Proceeds from sale of shares	2,879,560,112	6,633,288,158
Net asset value of shares issued to shareholders in payment of distributions declared	240,507,760	382,940,420
Cost of shares redeemed	(2,133,036,280)	(3,855,632,348)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	987,031,592	3,160,596,230
Change in net assets	985,306,724	2,753,434,237
Net Assets:
Beginning of period	13,017,085,961	10,263,651,724
End of period	$14,002,392,685	$13,017,085,961

1	On February 3, 2023, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
May 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Directors (the “Directors”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Directors have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Semi-Annual Financial Statements and Additional Information

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $3,537,556 is disclosed in various locations in this Note 2 and Note 5.
Semi-Annual Financial Statements and Additional Information

Transfer Agent Fees
For the six months ended May 31, 2024, transfer agent fees for the Fund were as shown below. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees and reimbursements.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$78,131	$(12,117)
Class C Shares	13,873	—
Class R Shares	33,392	(508)
Institutional Shares	3,085,076	(2,100,355)
Service Shares	49,998	(31,930)
Class R6 Shares	152,284	—
TOTAL	$3,412,754	$(2,144,910)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares, and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended May 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$237,700
Class C Shares	50,855
Service Shares	222,487
TOTAL	$511,042
Federal Taxes
It is the Fund’s policy to continue to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,683,988,102 and $1,175,385,337, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Financial Statements and Additional Information

Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts seek to increase return and to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,077,707 and $2,147,600, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of May 31, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$16,820,870	$17,241,896
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense,
Semi-Annual Financial Statements and Additional Information

either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Option Contracts
The Fund buys or sells put and call options to seek to increase return. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $176,458 and $310,558, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put options held by the Fund throughout the period was $51,121. This is based on amounts held as of each month-end throughout the six-month period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$(3,252,572)*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	2,207,850	Unrealized depreciation on foreign exchange contracts	700,525
Foreign exchange contracts		—	Written options outstanding, at value	72,750
Foreign exchange contracts	Purchased options, within Investment in securities, at value	555,561		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$2,763,411		$(2,479,297)

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$(20,040,784)	$—	$—	$(20,040,784)
Foreign exchange contracts	—	1,811,097	(1,290,778)	520,319
TOTAL	$(20,040,784)	$1,811,097	$(1,290,778)	$(19,520,465)

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.
Semi-Annual Financial Statements and Additional Information

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$(788,293)	$—	$—	$—	$(788,293)
Foreign exchange contracts	—	234,911	(129,332)	275,527	381,106
TOTAL	$(788,293)	$234,911	$(129,332)	$275,527	$(407,187)

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized depreciation of investments on the Statement of Operations.

Gross Amounts Not Offset In the Statement of Assets and Liabilities

Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$2,207,850	$(580,001)	$—	$1,627,849
Purchased Option Contracts	555,561	(72,750)	—	482,811
TOTAL	2,763,411	(652,751)	—	2,110,660

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$700,525	$(580,001)	$—	$120,524
Written Option Contracts	72,750	(72,750)	—	—
TOTAL	773,275	(652,751)	—	120,524
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,056,236	$38,232,687	10,124,247	$94,848,080
Shares issued to shareholders in payment of distributions declared	354,086	3,323,721	587,642	5,524,420
Conversion of Class B Shares to Class A Shares[1]	—	—	121,110	1,178,400
Shares redeemed	(4,812,515)	(45,227,909)	(7,063,109)	(66,416,252)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(402,193)	$(3,671,501)	3,769,890	$35,134,648
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,746	$17,052
Shares issued to shareholders in payment of distributions declared	—	—	616	5,901
Conversion of Class B Shares to Class A Shares[1]	—	—	(121,192)	(1,178,400)
Shares redeemed	—	—	(8,996)	(86,274)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(127,826)	$(1,241,721)
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	946,507	$8,917,176	1,985,116	$18,802,631
Shares issued to shareholders in payment of distributions declared	68,512	642,565	100,288	941,514
Shares redeemed	(477,092)	(4,482,391)	(1,079,919)	(10,153,744)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	537,927	$5,077,350	1,005,485	$9,590,401
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	272,234	$2,553,233	560,975	$5,302,267
Shares issued to shareholders in payment of distributions declared	47,419	445,040	89,908	845,675
Shares redeemed	(462,301)	(4,338,929)	(745,294)	(7,072,901)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(142,648)	$(1,340,656)	(94,411)	$(924,959)
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	227,655,816	$2,136,930,057	538,297,637	$5,092,043,202
Shares issued to shareholders in payment of distributions declared	20,410,346	191,571,868	32,725,574	307,393,029
Shares redeemed	(179,075,330)	(1,679,408,641)	(320,822,574)	(3,000,026,442)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	68,990,832	$649,093,284	250,200,637	$2,399,409,789
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,093,811	$19,688,145	5,627,956	$52,982,087
Shares issued to shareholders in payment of distributions declared	366,161	3,437,919	699,070	6,575,976
Shares redeemed	(3,517,022)	(32,708,387)	(6,849,938)	(64,268,793)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,057,050)	$(9,582,323)	(522,912)	$(4,710,730)
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	71,611,337	$673,238,814	144,895,284	$1,368,114,439
Shares issued to shareholders in payment of distributions declared	4,380,284	41,086,647	6,563,485	61,653,905
Shares redeemed	(39,087,086)	(366,870,023)	(75,162,329)	(706,429,542)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	36,904,535	$347,455,438	76,296,440	$723,338,802
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	104,831,403	$987,031,592	330,527,303	$3,160,596,230

1
On February 3, 2023, Class B Shares were converted into Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
At May 31, 2024, the cost of investments for federal tax purposes was $14,480,417,218. The net unrealized depreciation of investments for federal tax purposes was $576,196,874. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $125,297,898 and unrealized depreciation from investments for those securities having an excess of cost over value of $701,494,772. The amounts presented are inclusive of derivative contracts.
As of November 30, 2023, the Fund had a capital loss carryforward of $992,365,062 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$605,374,498	$386,990,564	$992,365,062
Semi-Annual Financial Statements and Additional Information

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.29% of the Fund’s average daily net assets. Prior to August 1, 2023, the advisory agreement between the Fund and the Adviser provided for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2024, the Adviser voluntarily waived $1,085,605 of its fee and voluntarily reimbursed $2,144,910 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2024, the Adviser reimbursed $128,550.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Class A Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%
Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to the Plan at 0.75% of average daily net assets of the Class B Shares.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$237,701	$—
Class C Shares	152,565	—
Class R Shares	63,402	—
Service Shares	223,114	(178,491)
TOTAL	$676,782	$(178,491)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2024, FSC retained $344,952 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2024, FSC retained $8,821 in sales charges from the sale of Class A Shares. FSC also retained $13,918 and $1,157 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2024, FSSC received $3,144 of the other service fees disclosed in Note 2.
Semi-Annual Financial Statements and Additional Information

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2024, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 1.48%, 1.12%, 0.38%, 0.68% and 0.37% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2025; or (b) the date of the Fund’s next effective Prospectus. Prior to February 1, 2024, the Fee Limit for the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares was 0.92%, 1.47%, 1.11%, 0.37%, 0.67% and 0.36%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2024, were as follows:
Purchases	$1,603,646,951
Sales	$439,133,484
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023, which was renewed on June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2024, the Fund had no outstanding loans. During the six months ended May 31, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2024, there were no outstanding loans. During the six months ended May 31, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Total Return Bond Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board considered the fact that the Adviser committed to permanently reduce fees of the Fund by 1 basis point, such reduction to be effective August 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Total Return Bond Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q820
CUSIP 31428Q796
CUSIP 31428Q770
CUSIP 31428Q101
CUSIP 31428Q507
CUSIP 31428Q739
28555 (7/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Total Return Bond Fund:  Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Total Return Bond Fund:  Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Total Return Bond Fund:  The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Total Return Bond Fund:  The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits
(a)(1)	Not Applicable.
(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.
(a)(3)	Not Applicable.
(a)(4)	Not Applicable.
(b)	Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Total Return Series, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  July 23, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2024